UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-2383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)
1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.

1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2005

Date of reporting period:  March 31, 2005


ITEM 1.     REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management



AllianceBernstein Bond Fund
Corporate Bond Portfolio

Corporate Fixed Income

Semi-Annual Report--March 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 23, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Bond Fund Corporate Bond Portfolio (the "Portfolio") for the semi-annual reporting period ended March 31, 2005.

Investment Objective and Policies

The primary objective of this open-end Portfolio is to maximize income over the long-term, to the extent consistent with providing reasonable safety in the value of each shareholder's investment. As a secondary objective, the Portfolio seeks capital appreciation. To achieve its objectives, the Portfolio invests primarily in corporate bonds. The Portfolio may also hold debt securities issued by the U.S. and foreign governments. While the Portfolio invests primarily in investment-grade debt securities (currently 65%), it may also invest a significant amount of its assets in lower-rated debt securities.

Investment Results

The table on page 4 shows the Portfolio's performance compared to its benchmark, the Lehman Brothers (LB) Long Baa U.S. Credit Index, for the six- and 12-month periods ended March 31, 2005. We have also included performance for the Lipper Corporate Debt BBB-Rated Funds Average. Funds in the Lipper Average have generally similar investment objectives to the Portfolio, although some may have different investment policies and sales and management fees. For the six-month period ended March 31, 2005, the Portfolio's Class A shares outperformed both the benchmark and the Lipper Average.

Contributing positively to performance relative to the benchmark and the Lipper Average was the Portfolio's more aggressive positioning, holding both high yield and crossover securities, which outperformed during the semi-annual reporting period. Also, the Fund's underweighted position in the automotive sector, particularly its trimming of General Motors which was negatively affected by profit warnings and fear of a ratings downgrade, also added to the Portfolio's premium. In March 2005 alone, the automotive sector sold off 5.21%, according to Lehman Brothers. Additionally, the Portfolio's overweighted positions in the utility, banking and finance sectors also contributed to the Portfolio's premium.

Market Review and Investment Strategy

During the semi-annual reporting period, the U.S. Federal Reserve (the "Fed") continued to raise interest rates in increments of 25 basis points, taking the benchmark rate from 1.75% to 2.75%. However, unlike the second half of 2004 and beginning of 2005, when the market's mood had been uncharacteristically sanguine in the context of rising rates, market sentiment soured late in the first quarter of 2005 and bond prices fell, especially in the intermediate part of the curve. Markets were rattled primarily by two concerns: the fear that official rate hikes could become more aggressive this year and fallout from General Motors' profit warning. Late in the period, yields jumped after the Fed stated that inflation pressures had increased in recent months. Inflation fears were further stoked by sharply higher oil and com-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 1


modities prices with crude oil reaching new highs. For the semi-annual period, the yield curve flattened significantly with short-term yields rising the most.

The investment-grade corporate sector, according to the LB Long Baa U.S. Credit Index, returned 1.85% for the semi-annual period ended March 31, 2005. Corporate bonds benefited throughout most of the period from healthy economic growth, ample liquidity, strong credit fundamentals, limited supply and robust foreign demand. As a result, credit spreads ground tighter with spreads in the Portfolio's benchmark reaching a low of 137 basis points in early March.

Corporate returns, however, were significantly dampened by a sell-off late in the period after a General Motors' announcement that it was slashing its full-year earnings forecast by more than 50%. Standard & Poor's subsequently downgraded its outlook on General Motors to negative and Fitch downgraded the automaker one notch to BBB-. In addition to auto concerns, the corporate sector was hurt by increased evidence late in the period that mergers and acquisitions, leveraged buyouts, and corporate restructurings were on the rise. By industry, airlines, media cable, transportation and energy were some of the strongest performing industries. The weakest performing industries for the period included the automotive, packaging, home construction and services industries.

High yield corporates, at 2.89% according to Lehman Brothers, were one of the best performing fixed-income asset classes during the period despite the sell-off in March. The high yield market continued to benefit early in the period from an expanding economy and resulting corporate profits. Consequently, credit quality continued to improve through most of the period and the default rate remained low.

During the reporting period, the Portfolio's duration was maintained shorter than its benchmark to help protect against the negative effects of rising interest rates. The Portfolio's high yield holdings were significantly reduced as valuations approached historically tight levels. Research indicated that high yield spreads were no longer consistent with relative credit risk. With most credit spreads near historical lows, it was believed that industry-level opportunities were scarce. As a result, the Portfolio continued to focus more on specific security opportunities while maintaining a well diversified portfolio of holdings to mitigate event risk. Although it was believed that industry selection would be less critical, the Portfolio continued to be over-and underweight in industries according to research. During the semi-annual reporting period, the Portfolio was overweighted in the insurance sector, favoring BBB-rated specialty insurance companies. It was also overweighted in the banking, utilities, home construction, media/cable and wireless telecom industries. Industries that were underweighted during the period included the automotive, aerospace/defense and transportation industries.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Long Baa U.S. Credit Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a measure of corporate and non-corporate fixed income securities that are rated investment grade (Baa by Moody's Investors Service or BBB by Standard & Poor's) and have at least 10 years to final maturity. The unmanaged Lipper Corporate Debt BBB-Rated Funds Average (the "Lipper Average") is based on the performance of a universe of funds that invest at least 65% of their assets in corporate or government debt issues rated in the top four grades. For the six- and 12-month periods ended March 31, 2005, the Lipper Average consisted of 176 and 175 funds, respectively. Investors cannot invest directly in an index or an average, and their results are not indicative of the performance for any specific investment, including the Portfolio.

A Word About Risk

The Portfolio can invest in foreign securities, including emerging markets which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Investments in the Portfolio are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. Portfolio purchasers should understand that, in contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. While the Portfolio invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolio's prospectus.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 3


HISTORICAL PERFORMANCE
(continued from previous page)


THE PORTFOLIO VS. ITS BENCHMARK
PERIODS ENDED MARCH 31, 2005
                                                                Returns
                                                         ----------------------
                                                          6 Months    12 Months
-------------------------------------------------------------------------------
AllianceBernstein Bond Fund Corporate Bond Portfolio
  Class A                                                   2.74%       5.06%
  Class B                                                   2.30%       4.24%
  Class C                                                   2.30%       4.24%
  Advisor Class                                             2.73%       5.21%
  Class R**                                                 2.64%       4.85%
  Class K**                                                -1.98%*       n/a
  Class I**                                                -1.96%*       n/a

Lehman Brothers Long Baa U.S. Credit Index                  1.85%       3.41%

Lipper Corporate Debt BBB-Rated Funds Average               0.89%       1.57%

*    Since Inception. The Class K and Class I share inception date is 3/1/05.

**   Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R shares is 11/3/03; the inception date for Class K and I shares is 3/1/05.



See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
-------------------------------------------------------------------------------
                                                  NAV Returns    SEC Returns
Class A Shares
1 Year                                                  5.06%          0.56%
5 Years                                                 7.13%          6.21%
10 Years                                                8.92%          8.45%
SEC Yield**                                             4.47%

Class B Shares
1 Year                                                  4.24%          1.27%
5 Years                                                 6.36%          6.36%
10 Years(a)                                             8.47%          8.47%
SEC Yield**                                             3.96%

Class C Shares
1 Year                                                  4.24%          3.25%
5 Years                                                 6.37%          6.37%
10 Years                                                8.16%          8.16%
SEC Yield**                                             3.96%

Advisor Class Shares
1 Year                                                  5.21%
Since Inception*                                       14.06%
SEC Yield **                                            4.98%

Class R Shares#
1 Year                                                  4.85%
Since Inception*                                        7.62%
SEC Yield**                                             4.57%

Class K Shares#
Since Inception*                                       -1.98%
SEC Yield **                                            5.19%

Class I Shares#
Since Inception*                                       -1.96%
SEC Yield**                                             5.45%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
-------------------------------------------------------------------------------
Class A Shares
1 Year                                                                 0.56%
5 Years                                                                6.21%
10 Years                                                               8.45%

Class B Shares
1 Year                                                                 1.27%
5 Years                                                                6.36%
10 Years(a)                                                            8.47%

Class C Shares
1 Year                                                                 3.25%
5 Years                                                                6.37%
10 Years                                                               8.16%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* Inception Date: 8/8/02 for Advisor Class shares; 11/3/03 for Class R shares; 3/1/05 for Class K and Class I shares.

**   SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

#    Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R shares is 11/3/03; the inception date for Class K and I shares is 3/1/05.


See Historical Performance disclosures on page 3.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 5


FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                    Beginning                       Ending
                  Account Value                  Account Value                   Expenses Paid
                 October 1, 2004                March 31, 2005                   During Period*
             -----------------------       -------------------------         -----------------------
              Actual    Hypothetical        Actual    Hypothetical**          Actual    Hypothetical
             --------   ------------       ---------  --------------         --------   ------------
Class A       $1,000       $1,000          $1,027.39    $1,019.85              $5.16        $5.14
Class B       $1,000       $1,000          $1,022.95    $1,016.26              $8.78        $8.75
Class C       $1,000       $1,000          $1,022.99    $1,016.31              $8.73        $8.70
Advisor
  Class       $1,000       $1,000          $1,027.30    $1,021.14              $3.84        $3.83
Class R       $1,000       $1,000          $1,026.43    $1,018.75              $6.26        $6.24
Class K #     $1,000       $1,000          $  980.21    $1,003.27              $0.83        $0.84
Class I #     $1,000       $1,000          $  980.42    $1,003.48              $0.63        $0.63


* Expenses are equal to the classes' annualized expense ratios of 1.02%, 1.74%, 1.73%, 0.76%, 1.24%, 1.02% and 0.77%, respectively, multiplied by the average account value over the period, multiply by the number of days in the period/365.

**   Assumes 5% return before expenses.

#    The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through March 31, 2005.


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


PORTFOLIO SUMMARY
March 31, 2005 (unaudited)


PORTFOLIO STATISTICS

Net Assets ($mil): $834.2


SECURITY TYPE BREAKDOWN*

[]   6.9%  Preferred Stock                       [PIE CHART OMITTED]
[]   0.2%  U.S. Government & Government
           Sponsored Agency Obligations


CORPORATE DEBT OBLIGATIONS

[]  16.7%  Public Utilities-Electric & Gas       [PIE CHART OMITTED]
[]  10.6%  Banking
[]   8.2%  Financial
[]   7.0%  Insurance
[]   6.3%  Communications
[]   5.4%  Cable
[]   5.1%  Automotive
[]   4.8%  Broadcasting/Media
[]   4.1%  Petroleum Products
[]   3.7%  Building/Real Estate
[]   3.1%  Paper/Packaging
[]   2.3%  Supermarket/Drug
[]   2.3%  Communications-Mobile
[]   2.1%  Energy
[]   9.7%  Other

[]    1.5% Short-Term


* All data are as of March 31, 2005. The Portfolio's security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. "Other" represents less than 2.1% weightings in chemicals, containers, entertainment & leisure, food & beverages, health care, hotel/lodging, industrial, metals/mining, non-air transportation, public utilities-telephone, publishing, services and technology.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 7


PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

CORPORATE DEBT OBLIGATIONS-90.3%
Automotive-5.1%
Ford Motor Co.
  7.45%, 7/16/31*                               $ 5,000    $   4,522,925
Ford Motor Credit Co.
  7.375%, 2/01/11                                10,000        9,935,350
  7.875%, 6/15/10                                10,000       10,180,810
General Motors Acceptance Corp.
  6.875%, 9/15/11                                 5,000        4,524,205
  8.00%, 11/01/31                                 5,000        4,354,215
General Motors Corp.
  8.375%, 7/15/33*                                5,000        4,278,660
TRW Automotive
  9.375%, 2/15/13*                                2,967        3,189,525
  11.00%, 2/15/13*                                1,076        1,205,120
                                                             ------------
                                                              42,190,810

Banking-10.5%
CA Preferred Funding Trust
  7.00%, 1/30/49                                 17,000       17,391,459
Dime Capital Trust I
  Series A
  9.33%, 5/06/27                                  9,028       10,093,963
Dresdner Funding Trust I
  8.151%, 6/30/31(a)                             10,000       12,260,710
Great Western Financial Trust II
  8.206%, 2/01/27                                14,456       15,762,013
HVB Funding Trust III
  9.00%, 10/22/31(a)                              9,065       11,918,508
Mizuho Finance Group (Cayman Islands)
  8.375%, 4/27/09                                14,000       15,123,276
The Chuo Mitsui Trust & Banking Co., Ltd.
  (Japan)
  5.506%, 12/29/49(a)                             5,000        4,780,845
                                                             ------------
                                                              87,330,774

Broadcasting/Media-4.7%
News America, Inc.
  5.30%, 12/15/14                                22,000       21,551,266
Time Warner, Inc.
  7.625%, 4/15/31                                 5,000        5,873,830
  7.70%, 5/01/32*                                10,000       11,871,930
                                                             ------------
                                                              39,297,026

Building/Real Estate-3.6%
D.R. Horton, Inc.
  4.875%, 1/15/10*                                5,000        4,792,675
  6.875%, 5/01/13*                                7,000        7,262,500
KB HOME
  5.875%, 1/15/15                                 5,000        4,777,265
  7.75%, 2/01/10                                  2,775        2,917,768


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
The Ryland Group, Inc.
  9.75%, 9/01/10                                $ 9,939    $  10,496,041
                                                             ------------
                                                              30,246,249

Cable-5.4%
AT&T Broadband Corp.
  9.455%, 11/15/22(b)                            20,420       27,761,398
CSC Holdings, Inc.
  6.75%, 4/15/12(a)*                              1,005          997,463
Insight Midwest LP
  9.75%, 10/01/09                                 2,000        2,090,000
PanAmSat Corp.
  9.00%, 8/15/14                                  5,000        5,275,000
Rogers Cable, Inc. (Canada)
  5.50%, 3/15/14                                  9,500        8,716,250
                                                             ------------
                                                              44,840,111

Chemicals-0.6%
Union Carbide Corp.
  7.75%, 10/01/96                                 5,000        5,002,500

Communications-6.2%
British Telecommunications Plc (United Kingdom)
  8.875%, 12/15/30                               13,000       17,322,357
Eircom Funding (Ireland)
  8.25%, 8/15/13                                  1,340        1,457,250
Sprint Capital Corp.
  8.75%, 3/15/32                                 10,000       12,973,610
TCI Communications Financing III
  9.65%, 3/31/27                                  5,000        5,653,160
Telecom Italia Capital, SA (Luxembourg)
  4.00%, 1/15/10(a)                               5,000        4,780,095
  6.00%, 9/30/34(a)*                             10,000        9,683,320
                                                             ------------
                                                              51,869,792

Communications - Mobile-2.2%
AT&T Wireless Services, Inc.
  8.125%, 5/01/12                                11,500       13,434,599
Nextel Communications, Inc.
  6.875%, 10/31/13                                5,000        5,212,500
                                                             ------------
                                                              18,647,099

Containers-0.7%
Crown Euro Holdings, SA (France)
  9.50%, 3/01/11*                                 5,225        5,734,437

Energy-2.0%
Hilcorp Energy
  10.50%, 9/01/10(a)                              2,000        2,220,000
Kerr-McGee Corp.
  7.875%, 9/15/31*                               13,000       14,668,797
                                                             ------------
                                                              16,888,797


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 9


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
Entertainment & Leisure-0.7%
Universal City Development Partners
  11.75%, 4/01/10                               $ 5,055    $   5,762,700

Financial-8.1%
AFC Capital Trust I
  Series B
  8.207%, 2/03/27*                               10,000       10,622,460
Duke Capital LLC
  8.00%, 10/01/19                                 9,000       10,677,303
Farmers Insurance Exchange
  8.625%, 5/01/24(a)                              8,000        9,677,176
iStar Financial, Inc.
  6.00%, 12/15/10                                 4,505        4,643,907
Markel Capital Trust I
  Series B
  8.71%, 1/01/46                                  2,400        2,562,228
Markel Corp.
  7.35%, 8/15/34                                  7,600        8,296,540
National Capital Trust II
  5.486%, 12/29/49(a)                            10,000       10,030,010
Transamerica Capital II
  7.65%, 12/01/26(a)                             10,000       11,432,120
                                                             ------------
                                                              67,941,744

Food & Beverages-0.7%
Tengizchevroil LLP (Kazakhstan)
  6.124%, 11/15/14(a)                             6,215        6,152,850

Healthcare-1.0%
Coventry Health Care, Inc.
  5.875%, 1/15/12(a)                              1,660        1,660,000
  6.125%, 1/15/15(a)                              2,815        2,811,481
Wellpoint, Inc.
  5.95%, 12/15/34(a)                              3,500        3,514,200
                                                             ------------
                                                               7,985,681

Hotel/Lodging-0.6%
Intrawest Corp. (Canada)
  7.50%, 10/15/13                                 5,000        5,012,500

Industrial-1.0%
Enterprise Products Operating L.P.
  6.65%, 10/15/34                                 8,000        8,156,440

Insurance-7.0%
Crum & Forster Holdings Corp.
  10.375%, 6/15/13                                1,935        2,167,200
Liberty Mutual Group
  7.00%, 3/15/34(a)                              10,000       10,289,710
Mangrove Bay PassThru Trust
  6.102%, 7/15/33(a)                             20,000       19,834,000


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

North Front Pass Through Trust
  5.81%, 12/15/24(a)                            $ 5,000       $4,949,790
Ohio Casualty Corp.
  7.30%, 6/15/14*                                 6,650        7,107,906
Zurich Capital Trust I
  8.376%, 6/01/37(a)                             12,500       13,632,512
                                                             ------------
                                                              57,981,118

Metals/Mining-0.3%
International Steel Group, Inc.
  6.50%, 4/15/14                                  2,565        2,616,300

Non-Air Transportation-1.6%
CSX Corp.
  6.75%, 3/15/11                                  5,622        6,135,367
CSX Transportation, Inc.
  9.75%, 6/15/20                                  5,200        7,310,353
                                                             ------------
                                                              13,445,720

Paper/Packaging-3.0%
Georgia-Pacific Corp.
  9.375%, 2/01/13                                 2,500        2,793,750
Norske Skogindustrier ASA (Norway)
  7.125%, 10/15/33(a)                             2,860        3,184,544
  7.625%, 10/15/11(a)*                           10,000       11,271,070
Owens-Brockway Glass Container
  8.875%, 2/15/09                                 7,660        8,177,050
                                                             ------------
                                                              25,426,414

Petroleum Products-4.0%
Amerada Hess Corp.
  7.125%, 3/15/33*                               11,000       12,232,198
  7.875%, 10/01/29                               10,000       11,952,540
Sea Gull Energy
  7.50%, 9/15/27                                  8,000        9,240,200
                                                             ------------
                                                              33,424,938

Public Utilities - Electric & Gas-16.6%
Appalachian Power Co.
  Series H
  5.95%, 5/15/33                                  6,311        6,365,716
Aquila, Inc.
  11.875%, 7/01/12                                4,435        6,075,950
Calenergy Co., Inc.
  8.48%, 9/15/28                                 23,000       30,071,557
CenterPoint Energy Resources Corp.
  Series B
  7.875%, 4/01/13                                17,590       20,389,660
Dominion Resources Capital Trust III
  8.40%, 1/15/31                                 16,000       20,335,824
Duke Capital LLC
  6.75%, 2/15/32*                                 6,000        6,412,992


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 11


                                              Shares or
                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

FirstEnergy Corp.
  7.375%, 11/15/31                              $19,480    $  22,065,035
Pacific Gas & Electric Co.
  6.05%, 3/01/34                                 10,000       10,268,150
Potomac Edison Co.
  5.35%, 11/15/14(a)                              3,500        3,474,898
TXU Corp.
  4.80%, 11/15/09(a)                             13,000       12,594,010
                                                             ------------
                                                             138,053,792

Public Utilities - Telephone-0.7%
Verizon, Inc.
  Series F
  6.125%, 1/15/13*                                6,000        6,235,650

Publishing-0.5%
Dex Media East LLC
  9.875%, 11/15/09                                4,000        4,400,000

Services-0.6%
Service Corp.
  6.00%, 12/15/05                                   203          203,000
Service Corporation International
  7.70%, 4/15/09                                  2,500        2,575,000
Stewart Enterprises, Inc.
  6.25%, 2/15/13(a)                               2,000        1,940,000
                                                             ------------
                                                               4,718,000

Supermarket/Drug-2.3%
Delhaize America, Inc.
  9.00%, 4/15/31                                  7,000        8,504,559
Safeway, Inc.
  5.625%, 8/15/14*                                5,500        5,509,488
The Kroger Co.
  4.95%, 1/15/15                                  5,250        5,040,824
                                                             ------------
                                                              19,054,871

Technology-0.6%
Flextronics International, Ltd. (Singapore)
  6.50%, 5/15/13*                                 4,940        4,902,950

Total Corporate Debt Obligations
  (cost $721,527,642)                                        753,319,263

PREFERRED STOCKS-6.9%
Banking-1.8%
CoBank
  Series B(a)                                       100        5,319,100
Corporate-Backed Trust Certificates
  Series LMG 2001-32                                 73        1,857,850


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


                                              Shares or
                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

Royal Bank of Scotland Group PLC
  (United Kingdom)
  Series M                                         $317    $   8,020,100
                                                             ------------
                                                              15,197,050

Building/Real Estate-0.6%
Equity Residential
  Series N                                          200        4,836,000

Communications-4.5%
Centaur Funding Corp. (Cayman Islands)
  Series B(a)                                        28       37,103,360

Total Preferred Stocks
  (cost $48,955,564)                                          57,136,410

U.S. GOVERNMENT & GOVERNMENT
  SPONSORED AGENCY OBLIGATIONS-0.2%
U.S. Treasury Note-0.2%
U.S. Treasury Note
  2.50%, 10/31/06
  (cost $1,984,951)                             $ 2,000        1,963,438

SHORT-TERM INVESTMENT-1.5%
Time Deposit-1.5%
State Street Euro Dollar
  2.10%, 4/01/05
  (cost $12,500,000)                             12,500       12,500,000

Total Investments Before Security Lending
  Collateral
  (cost $784,968,157)                                        824,919,111

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED-6.7%
Short-Term Investments
AIG Corp.
  2.28%, 5/15/05                                  3,000        3,178,447
Bank of America Corp.
  2.22%-2.23%, 5/15/05-5/16/05                    6,285        6,636,092
Federal Home Loan Bank
  1.27%-1.35%, 4/26/05-4/29/05                   20,000       20,000,000
Galaxy Funding
  2.84%, 4/01/05                                  5,000        4,999,606
Goldman Sachs
  2.80%, 4/08/05                                 10,000        9,988,333


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 13


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

Morgan Stanley
  2.89%, 4/19/05                                $10,000    $  10,000,000
                                                             ------------
                                                              54,802,478


                                                 Shares
                                              ------------

UBS Private Money Market Fund, LLC
  2.65%                                       1,247,643        1,247,643

Total Investment of Cash Collateral
  for Securities Loaned
  (cost $56,050,121)                                          56,050,121

Total Investments-105.6%
  (cost $841,018,278)                                        880,969,232
Other assets less liabilities-(5.6%)                         (46,752,839)

Net Assets-100%                                            $ 834,216,393



CREDIT DEFAULT SWAP CONTRACTS (see Note D)

                               Notional                                    Unrealized
Swap Counterparty &             Amount      Interest    Termination       Appreciation
Referenced Obligation           (000)         Rate         Date          (Depreciation)
---------------------------------------------------------------------------------------
Buy:
Citibank N.A.
  ST Microelectronics NV
  Zero Coupon, 7/05/13          15,000        0.50%       3/20/15          $    (793)
Lehman Brothers
  Dow Jones High Yield
  3.00%, 12/20/09               20,000        3.75       12/20/09            202,455
Citibank N.A.
  Dow Jones High Yield
  3.00%, 12/20/09               30,000        3.75       12/20/09           (294,815)

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                         Rate Type
                                                -----------------------------
                    Notional                      Payments        Payments
     Swap            Amount      Termination       made by       received by     Unrealized
 Counterparty        (000)          Date        the Portfolio   the Portfolio   Depreciation
---------------------------------------------------------------------------------------------
J. P. Morgan##       310,000       3/15/15          5.218%        85.10% of     $ (2,861,099)
                                                               3 Month LIBOR#
J. P. Morgan###       36,000      12/16/34          5.362         85.10% of           (80,601)
                                                               3 Month LIBOR#

#    LIBOR (London Interbank Offered Rate)

##   Represents a forward interest rate swap whose effective date for the exchange of cash flows is March 15, 2006.

### Represents a forward interest rate swap whose effective date for the exchange of cash flows is December 16, 2005.


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker                    Interest Rate       Maturity          Amount
-------------------------------------------------------------------------------
Deutsche Alex Brown           2.66%           4/01/05         $6,760,450


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $215,511,772 or 25.8% of net assets.

(b) Positions, or portions thereof, with an aggregate market value of $6,797,600 have been segregated to collateralize reverse repurchase agreements.


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 15


STATEMENT OF ASSETS & LIABILITIES

March 31, 2005 (unaudited)


Assets
Investments in securities, at value
  (cost $841,018,278--including investment of cash
  collateral for securities loaned of $56,050,121)            $  880,969,232(a)
Cash                                                               9,791,173
Receivable for investment securities sold                         25,400,579
Interest and dividends receivable                                 13,836,514
Receivable for capital stock sold                                  5,420,847
Total assets                                                     935,418,345

Liabilities
Payable for investment securities purchased                       26,517,388
Swap contracts, at value (premium received $326,411)                 419,564
Payable for collateral on securities loaned                       56,050,121
Payable for reverse repurchase agreement                           6,760,450
Payable for capital stock redeemed                                 6,475,970
Unrealized depreciation of swap contracts                          2,941,700
Dividends payable                                                  1,174,131
Distribution fee payable                                             416,454
Advisory fee payable                                                 362,249
Transfer agent fee payable                                            49,211
Administrative fee payable                                               173
Accrued expenses                                                      34,541
Total liabilities                                                101,201,952
Net Assets                                                    $  834,216,393

Composition of Net Assets
Capital stock, at par                                         $       68,517
Additional paid-in capital                                     1,095,317,993
Undistributed net investment income                                1,417,989
Accumulated net realized loss on investment transactions        (299,504,207)
Net unrealized appreciation of investments                        36,916,101
                                                              $  834,216,393


Calculation of Maximum Offering Price Per Share

                                                       Net Asset Value and:
                                                     ------------------------      Maximum
                                    Shares           Offering      Redemption      Offering
Class             Net Assets      Outstanding         Price          Price          Price*
-------------------------------------------------------------------------------------------
A                $ 505,712,199     41,519,773             --         $12.18         $12.72
B                $ 204,449,446     16,806,801         $12.16             --             --
C                $ 119,035,274      9,778,024         $12.17             --             --
Advisor          $   4,979,381        409,029         $12.17         $12.17             --
R                $      20,197          1,658         $12.18         $12.18             --
K                $       9,941            816         $12.18         $12.18             --
I                $       9,955            817         $12.18         $12.18             --


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

(a)  Includes securities on loan with a value of $53,978,184 (see Note E).

     See notes to financial statements.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)


Investment Income
Interest                                      $ 27,311,831
Dividends (net of foreign taxes
  withheld of $14,089)                           1,915,056      $ 29,226,887

Expenses
Advisory fee                                     2,181,425
Distribution fee--Class A                          768,224
Distribution fee--Class B                        1,168,696
Distribution fee--Class C                          624,046
Distribution fee--Class R                               33
Distribution fee--Class K                                1
Transfer agency                                    568,234
Custodian                                          123,190
Printing                                            71,639
Administrative                                      44,000
Registration fees                                   39,316
Audit                                               35,589
Legal                                               26,593
Directors' fees                                     11,568
Miscellaneous                                       26,196
Total expenses before interest expense           5,688,750
Interest expense                                    51,347
Total expenses                                   5,740,097
Less: expense offset arrangement
  (see Note B)                                        (812)
Net expenses                                                       5,739,285
Net investment income                                             23,487,602

Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                                         15,588,000
  Written options                                                   (239,000)
  Swap contracts                                                   8,882,508
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                    (22,084,694)
  Written options                                                      5,000
  Swap contracts                                                  (2,733,144)
Net loss on investment transactions                                 (581,330)

Net Increase in Net Assets
  from Operations                                               $ 22,906,272


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 17


STATEMENT OF CHANGES IN NET ASSETS


                                           Six Months Ended      Year Ended
                                            March 31, 2005      September 30,
                                             (unaudited)            2004
                                           ----------------     -------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                        $  23,487,602     $  57,826,732
Net realized gain on investment
  transactions                                  24,231,508        32,602,855
Net change in unrealized
  appreciation/depreciation
  of investments                               (24,812,838)      (19,242,237)
Net increase in net assets
  from operations                               22,906,272        71,187,350

Dividends and Distributions to
Shareholders from
Net investment income
  Class A                                      (13,895,847)      (30,964,784)
  Class B                                       (5,528,665)      (16,743,588)
  Class C                                       (2,951,873)       (7,389,724)
  Advisor Class                                    (52,228)         (203,931)
  Class R                                             (346)             (534)
  Class K                                              (43)               -0-
  Class I                                              (45)               -0-

Capital Stock Transactions
Net decrease                                   (56,672,917)     (205,155,519)
Total decrease                                 (56,195,692)     (189,270,730)

Net Assets
Beginning of period                            890,412,085     1,079,682,815
End of period (including undistributed
  net investment income of $1,417,989,
  and $359,434, respectively)                $ 834,216,393     $ 890,412,085


See notes to financial statements.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: the Corporate Bond Portfolio, the Quality Bond Portfolio and the U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Corporate Bond Portfolio. The Corporate Bond Portfolio (the "Portfolio") offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 19


close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatri-


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


ated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio accretes discounts and amortizes premiums as adjustments to interest income.

4. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Portfolio represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K, and Class I shares. Advisor Class and Class I shares have no distribution fees.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .625% of the first $500 million and .50% in excess of $500 million of the Portfolio's average net assets. Effective September 7, 2004 the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 21


Pursuant to the advisory agreement, the Portfolio paid $44,000 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended March 31, 2005.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $337,600 for the six months ended March 31, 2005.

For the six months ended March 31, 2005, the Portfolio's expenses were reduced by $812 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio's shares. The Distributor has advised the Portfolio that it has retained front-end sales charges of $10,643 from the sales of Class A shares and received $4,362, $76,056 and $4,886, respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2005.


NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolio's average daily net assets attributable to Class A shares, .25% of the average daily net assets attributable to Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the Portfolio's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Class I and Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $11,455,811 and $5,478,896, $909 and $0 for Class B, Class C, Class R and Class K shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2005, were as follows:

                                               Purchases           Sales
                                              ------------      ------------
Investment securities (excluding
  U.S. government securities)                 $416,082,803      $479,655,266
U.S. government securities                      24,588,109        22,448,766


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swaps) are as follows:

Gross unrealized appreciation                                   $ 46,991,520
Gross unrealized depreciation                                     (7,040,566)
Net unrealized appreciation                                     $ 39,950,954

1. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on debt securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets and swap agreements (commonly referred to as swaptions).

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 23


gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security at a price different from the current market value.

Transactions in swaptions for the six months ended March 31, 2005 were as follows:

                                                 Number of          Premiums
                                                 Contracts          Received
                                                -----------      -------------
Swaptions outstanding at
  September 30, 2004                                    35        $  119,500
Swaptions terminated in closing
  purchase transactions.                               (35)         (119,500)

Swaptions outstanding at
  March 31, 2005                                        -0-       $       -0-

2. Swap Agreements

The Portfolio may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Portfolio may enter into credit default swaps. The Portfolio may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Portfolio receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Portfolio.

At March 31, 2005, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $65,000,000, with net unrealized depreciation of $93,153 and terms ranging from 4 years to 10 years, as reflected in the portfolio of investments.

In certain circumstances, the Portfolio may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 25


3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended March 31, 2005, the average amount of reverse repurchase agreements outstanding was $2,039,096 and the daily weighted average annualized interest rate was 2.46%.


NOTE E

Securities Lending

The Portfolio has entered into a securities lending agreement with AG Edwards & Sons, Inc., (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Portfolio in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of March 31, 2005, the Portfolio had loaned securities with a value of $53,978,184 and received cash collateral which was invested in short-term securities valued at $56,050,121 as included in the accompanying portfolio of investments. For the six months ended March 31, 2005, the Portfolio earned fee income of $19,604 which is included in interest income in the accompanying statement of operations.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


NOTE F

Capital Stock

There are 21,000,000,000 shares of $.001 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                              Shares                          Amount
                   ---------------------------   ------------------------------
                  Six Months Ended  Year Ended   Six Months Ended  Year Ended
                    March 31, 2005 September 30, March 31, 2005   September 30,
                     (unaudited)       2004        (unaudited)        2004
                    ------------  ------------   --------------  --------------
Class A
Shares sold             479,474     4,461,502     $ 31,429,797   $  53,778,453
Shares issued in
  reinvestment of
  dividends and
  distributions         815,279     1,701,230       10,053,607      20,476,419
Shares converted
  from Class B        3,886,889     5,004,729       22,447,822      60,239,503
Shares redeemed      (5,722,864)  (13,829,610)     (70,657,865)   (166,068,888)
Net decrease           (541,222)   (2,662,149)    $ (6,726,639)  $ (31,574,513)

Class B
Shares sold             701,590     2,154,985     $  8,652,881   $  25,956,985
Shares issued in
  reinvestment of
  dividends and
  distributions         304,323       832,039        3,747,346      10,006,532
Shares converted
  to Class A         (3,889,590)   (5,000,439)     (22,447,822)    (60,239,503)
Shares redeemed        (950,756)   (9,436,877)     (37,193,960)   (113,115,838)
Net decrease         (3,834,433)  (11,450,292)    $(47,241,555)  $(137,391,824)

Class C
Shares sold             555,014     1,532,581     $  6,846,708   $  18,454,991
Shares issued in
  reinvestment of
  dividends and
  distributions         144,146       316,396        1,776,640       3,805,919
Shares redeemed      (1,324,105)   (4,628,642)     (16,331,757)    (55,668,836)
Net decrease           (624,945)   (2,779,665)    $ (7,708,409)  $ (33,407,926)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 27


                              Shares                          Amount
                   ---------------------------   ------------------------------
                  Six Months Ended  Year Ended   Six Months Ended  Year Ended
                    March 31, 2005 September 30, March 31, 2005   September 30,
                     (unaudited)       2004        (unaudited)        2004
                    ------------  ------------   --------------  --------------
Advisor Class
Shares sold             413,339       101,095     $  5,112,286   $   1,220,358
Shares issued in
  reinvestment of
  dividends and
  distributions           3,736        17,041           46,337         204,868
Shares redeemed         (15,124)     (351,762)        (185,393)     (4,216,532)
Net increase
  (decrease)            401,951      (233,626)    $  4,973,230   $  (2,791,306)

                                    November 3,                    November 3,
                  Six Months Ended  2003(a) to   Six Months Ended  2003(a) to
                    March 31, 2005 September 30, March 31, 2005   September 30,
                     (unaudited)       2004        (unaudited)        2004
                    ------------  ------------   --------------  --------------
Class R
Shares sold               1,055           846     $     13,103   $      10,050
Shares issued in
  reinvestment of
  dividends and
  distributions               5            --               62              --
Shares redeemed            (248)           --           (3,095)             --
Net increase                812           846     $     10,070   $      10,050

                       March 1,                      March 1,
                      2005(a) to                    2005(a) to
                    March 31, 2005               March 31, 2005
                     (unaudited)                   (unaudited)
                    ------------                 --------------
Class K
Net increase                816                   $     10,186

Class I
Shares sold                 817                   $     10,200
Net increase                817                   $     10,200


(a)  Commencement of distributions.


NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") to provide short-term financing if necessary, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended March 31, 2005.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


NOTE H

Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Idemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal periods ended September 30, 2004 and September 30, 2003 were as follows:

                                              September 30,     September 30,
                                                  2004              2003
                                             --------------    --------------
Distributions paid from:
  Ordinary income                             $ 55,302,561      $ 16,023,413
  Total taxable distributions                   55,302,561        16,023,413
Total distributions paid                      $ 55,302,561      $ 16,023,413


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 29


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $    2,860,922
Accumulated capital and other losses                            (323,656,056)(a)
Unrealized appreciation/(depreciation)                            60,578,446(b)
Total accumulated earnings/(deficit)                          $ (260,216,688)

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $323,656,056 of which $82,403,328 expires in the year 2007, $54,554,000 expires in the year 2008, $52,066,319 expires in the year 2009 and $134,632,409 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Portfolio utilized capital loss carryforwards of $40,743,209.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax treatment of swap income and the difference between book and tax amortization methods for premium.


NOTE J

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

    (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


    (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

    (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 31


Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 33


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Class A
                                -------------------------------------------------------------------------------------------------
                                Six Months                       July 1,
                                   Ended            Year          2003
                                March 31,          Ended           to                         Year Ended June 30,
                                   2005           Sept. 30,     Sept. 30,     ---------------------------------------------------
                                (unaudited)        2004(a)       2003(b)        2003          2002(c)        2001           2000
                                -----------      ----------    ----------     --------      ---------     --------       --------
Net asset value,
  beginning of period               $12.18        $11.97        $12.03         $10.70        $12.29        $11.91         $12.49
Income From Investment
  Operations
Net investment
  income(d)                            .35        .75(e)           .18            .77           .94           .97           1.04
Net realized and
  unrealized gain (loss)
  on investment
  transactions                       (.01)           .18         (.06)           1.35        (1.55)           .42          (.55)
Net increase (decrease)
  in net asset value from
  operations                           .34           .93           .12           2.12         (.61)          1.39            .49
Less: Dividends and
  Distributions
Dividends from net
  investment income                  (.34)         (.72)         (.18)          (.76)         (.94)         (.97)         (1.04)
Distributions in excess
  of net investment
  income                               -0-           -0-           -0-            -0-           -0-         (.01)            -0-
Tax return of capital                  -0-           -0-           -0-          (.03)         (.04)         (.03)          (.03)
Total dividends and
  distributions                      (.34)         (.72)         (.18)          (.79)         (.98)        (1.01)         (1.07)
Net asset value,
  end of period                     $12.18        $12.18        $11.97         $12.03        $10.70        $12.29         $11.91
Total Return
Total investment return
  based on net asset
  value(f)                           2.74%         8.01%         1.06%         20.75%       (5.51)%        12.03%          4.11%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)                 $505,712      $512,458      $535,318       $555,979      $520,984      $530,446       $473,578
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                1.02%(g)         1.16%      1.20%(g)          1.16%         1.12%         1.31%          1.12%
  Expenses,
    before waivers/
    reimbursements                1.02%(g)         1.20%      1.20%(g)          1.16%         1.12%         1.31%          1.12%
  Expenses,
    before waivers/
    reimbursements,
    excluding interest
    expense                       1.01%(g)         1.12%      1.15%(g)          1.13%         1.09%         1.09%          1.11%
  Net investment
    income                        5.70%(g)      6.25%(e)      6.18%(g)          6.96%         7.79%         7.95%          8.51%
Portfolio turnover rate                51%          230%           65%           171%          276%          340%           302%


See footnote summary on page 41.


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Class B
                                -------------------------------------------------------------------------------------------------
                                Six Months                       July 1,
                                   Ended            Year          2003
                                March 31,          Ended           to                         Year Ended June 30,
                                   2005           Sept. 30,     Sept. 30,     ---------------------------------------------------
                                (unaudited)        2004(a)       2003(b)        2003          2002(c)        2001           2000
                                -----------      ----------    ----------     --------      ---------     --------       --------
Net asset value,
  beginning of period               $12.17        $11.96        $12.02         $10.70        $12.30        $11.92         $12.49
Income From Investment
  Operations
Net investment
  income(d)                            .30        .66(e)           .16            .69           .85           .88            .95
Net realized and
  unrealized gain (loss)
  on investment
  transactions                       (.02)           .19         (.06)           1.35        (1.55)           .42          (.54)
Net increase (decrease)
  in net asset value from
  operations                           .28           .85           .10           2.04         (.70)          1.30            .41
Less: Dividends and
  Distributions
Dividends from net
  investment income                  (.29)         (.64)         (.16)          (.70)         (.85)         (.88)          (.95)
Distributions in excess
  of net investment
  income                               -0-           -0-           -0-            -0-         (.01)         (.01)            -0-
Tax return of capital                  -0-           -0-           -0-          (.02)         (.04)         (.03)          (.03)
Total dividends and
  distributions                      (.29)         (.64)         (.16)          (.72)         (.90)         (.92)          (.98)
Net asset value,
  end of period                     $12.16        $12.17        $11.96         $12.02        $10.70        $12.30         $11.92
Total Return
Total investment return
  based on net asset
  value(f)                           2.30%         7.26%          .88%         19.85%       (6.23)%        11.24%          3.39%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)                 $204,450      $251,173      $383,763       $418,095      $458,394      $509,953       $477,259
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                1.74%(g)         1.89%      1.92%(g)          1.88%         1.83%         2.03%          1.83%
  Expenses,
    before waivers/
    reimbursements                1.74%(g)         1.93%      1.92%(g)          1.88%         1.83%         2.03%          1.83%
  Expenses,
    before waivers/
    reimbursements,
    excluding interest
    expense                       1.73%(g)         1.84%      1.87%(g)          1.85%         1.80%         1.81%          1.83%
  Net investment
    income                        4.93%(g)      5.55%(e)      5.48%(g)          6.27%         7.05%         7.18%          7.77%
Portfolio turnover rate                51%          230%           65%           171%          276%          340%           302%


See footnote summary on page 41.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 35


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Class C
                                -------------------------------------------------------------------------------------------------
                                Six Months                       July 1,
                                   Ended            Year          2003
                                March 31,          Ended           to                         Year Ended June 30,
                                   2005           Sept. 30,     Sept. 30,     ---------------------------------------------------
                                (unaudited)        2004(a)       2003(b)        2003          2002(c)        2001           2000
                                -----------      ----------    ----------     --------      ---------     --------       --------
Net asset value,
  beginning of period               $12.18        $11.96        $12.02         $10.70        $12.30        $11.91         $12.49
Income From
  Investment Operations
Net investment
  income(d)                            .30        .67(e)           .16            .69           .85           .89            .94
Net realized and
  unrealized gain (loss)
  on investment
  transactions                       (.02)           .19         (.06)           1.35        (1.55)           .42          (.54)
Net increase (decrease)
  in net asset value
  from operations                      .28           .86           .10           2.04         (.70)          1.31            .40
Less: Dividends and
  Distributions
Dividends from net
  investment income                  (.29)         (.64)         (.16)          (.70)         (.85)         (.89)          (.95)
Distributions in excess
  of net investment
 income                                -0-           -0-           -0-            -0-         (.01)           -0-            -0-
Tax return of capital                  -0-           -0-           -0-          (.02)         (.04)         (.03)          (.03)
Total dividends and
  distributions                      (.29)         (.64)         (.16)          (.72)         (.90)         (.92)          (.98)
Net asset value,
  end of period                     $12.17        $12.18        $11.96         $12.02        $10.70        $12.30         $11.91
Total Return
Total investment return
  based on net asset
  value(f)                           2.30%         7.35%          .88%         19.85%       (6.23)%        11.33%          3.30%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)                 $119,035      $126,685      $157,719       $168,123      $179,418      $185,022       $176,814
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                1.73%(g)         1.87%      1.91%(g)          1.87%         1.82%         2.03%          1.83%
  Expenses,
    before waivers/
    reimbursements                1.73%(g)         1.92%      1.91%(g)          1.87%         1.82%         2.03%          1.83%
  Expenses,
    before waivers/
    reimbursements,
    excluding interest
    expense                       1.72%(g)         1.84%      1.86%(g)          1.84%         1.79%         1.81%          1.82%
  Net investment
    income                        4.94%(g)      5.55%(e)      5.49%(g)          6.28%         7.07%         7.22%          7.75%
Portfolio turnover rate                51%          230%           65%           171%          276%          340%           302%


See footnote summary on page 41.


-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                    Advisor Class
                                                             -------------------------------------------------------
                                                               Six Months        Year       July 1,        August 8,
                                                                 Ended           Ended      2003 to,      2002(h) to
                                                             March 31, 2005    Sept. 30,   Sept. 30,       June 30,
                                                               (unaudited)      2004(a)      2003(b)         2003
                                                               ----------     --------      ---------     --------
Net asset value, beginning of period                            $12.19         $11.98        $12.03        $10.21
Income From Investment Operations
Net investment income(d)                                           .32         .84(e)           .19           .69
Net realized and unrealized gain (loss) on
  investment transactions                                          .01            .13         (.05)          1.85
Net increase in net asset value from
  operations                                                       .33            .97           .14          2.54
Less: Dividends and Distributions
Dividends from net investment income                             (.35)          (.76)         (.19)         (.70)
Tax return of capital                                              -0-            -0-           -0-         (.02)
Total dividends and distributions                                (.35)          (.76)         (.19)         (.72)
Net asset value, end of period                                  $12.17         $12.19        $11.98        $12.03
Total ReturnTotal investment return based on
  net asset value(f)                                             2.73%          8.34%         1.22%        25.70%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                                               $4,979            $86        $2,883        $2,298
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                                             .76%(g)           .88%       .91%(g)       .88%(g)
  Expenses, before waivers/
    reimbursements                                             .76%(g)           .92%       .91%(g)       .88%(g)
  Expenses, before waivers/
    reimbursements,
    excluding interest expense                                 .74%(g)           .83%       .86%(g)       .85%(g)
  Net investment income                                       6.03%(g)       6.52%(e)      6.51%(g)      6.90%(g)
Portfolio turnover rate                                            51%           230%           65%          171%


See footnote summary on page 41.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 37


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                        Class R
                                                             ---------------------------
                                                               Six Months    November 3,
                                                             Ended March 31, 2003(h) to
                                                                  2005       Sept. 30,
                                                               (unaudited)     2004(a)
                                                               ----------     --------
Net asset value, beginning of period                            $12.18         $11.88
Income From Investment Operations
Net investment income(d)                                           .32         .66(e)
Net realized and unrealized gain on investment
  transactions                                                     -0-            .27
Net increase in net asset value from operations                    .32            .93
Less: Dividends
Dividends from net investment income                             (.32)          (.63)
Net asset value, end of period                                  $12.18         $12.18
Total Return
Total investment return based on net asset value(f)              2.64%          8.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                          $20            $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)                     1.24%          1.34%
  Expenses, before waivers/reimbursements(g)                     1.24%          1.39%
  Expenses, before waivers/reimbursements,
    excluding interest expense(g)                                1.22%          1.31%
  Net investment income(g)                                       5.52%       6.04%(e)
Portfolio turnover rate                                            51%           230%


See footnote summary on page 41.


-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                                                              Class K
                                                                                            -----------
                                                                                             March 1,
                                                                                            2005(h) to
                                                                                             March 31,
                                                                                               2005
                                                                                            (unaudited)
                                                                                            -----------
Net asset value, beginning of period                                                         $12.48
Income From Investment Operations
Net investment income(d)                                                                        .06
Net realized and unrealized loss on investment transactions                                   (.31)
Net decrease in net asset value from operations                                               (.25)
Less: Dividends
Dividends from net investment income.                                                         (.05)
Net asset value, end of period                                                               $12.18
Total Return
Total investment return based on net asset value(f)                                         (1.96)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                                                       $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)                                                  1.02%
  Expenses, before waivers/reimbursements(g)                                                  1.02%
  Expenses, before waivers/reimbursements, excluding interest expense(g)                       .99%
  Net investment income(g)                                                                    5.52%
Portfolio turnover rate                                                                         51%


See footnote summary on page 41.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 39


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                                                              Class I
                                                                                            -----------
                                                                                             March 1,
                                                                                            2005(h) to
                                                                                             March 31,
                                                                                               2005
                                                                                            (unaudited)
                                                                                            -----------
Net asset value, beginning of period                                                         $12.48
Income From Investment Operations
Net investment income(d)                                                                        .06
Net realized and unrealized gain on investment transactions                                   (.30)
Net increase in net asset value from operations                                               (.24)
Less: Dividends
Dividends from net investment income                                                          (.06)
Net asset value, end of period                                                               $12.18
Total Return
Total investment return based on net asset value(f)                                         (1.98)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                                                       $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)                                                   .77%
  Expenses, before waivers/reimbursements(g)                                                   .77%
  Expenses, before waivers/reimbursements, excluding interest expense(g)                       .75%
  Net investment income(g)                                                                    5.79%
Portfolio turnover rate                                                                         51%

See footnote summary on page 41.


-------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


(a) As of October 1, 2003, the Portfolio has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the year ended September 30, 2004, was to increase net investment income per share by $.02 for Class A, B, C, R and Advisor Class and decrease net realized and unrealized gain on investment transactions per share by $.02 for Classs A, B, C, R and Advisor Class. Consequently, the ratios of net investment income to average net assets increased by 0.18%, 0.16%, 0.16%, 0.17% and 0.18% for Class A, B, C, R and Advisor Class, respectively.

(b)  The Portfolio changed its fiscal year end from June 30 to September 30.

(c) As required, effective July 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share and net realized and unrealized loss on investments per share by less than $.01 for Class A, Class B and Class C, respectively, and decrease the ratio of net investment income to average net assets from 7.82% to 7.79% for Class A, from 7.08% to 7.05% for Class B and from 7.10% to 7.07% for Class C. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(d)  Based on average shares outstanding.

(e)  Net of expenses waived and reimbursed by the Adviser.

(f) Total investment return is calculated assuming an initial investment is made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.

(h)  Commencement of distribution.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 41


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS


Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Jeffrey S. Phlegar, Vice President
Lawrence J. Shaw(2), Vice President
Michael A. Snyder(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public
Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

(2) The U.S. Investment Grade: Corporate Bond and U.S. High Yield Investment Team is primarily responsible for the day-to-day management of the Portfolio's investment portfolio.


-------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


ALLIANCEBERNSTEIN FAMILY OF FUNDS


---------------------------------------------
Wealth Strategies Funds
---------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

---------------------------------------------
Blended Style Funds
---------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

---------------------------------------------
Growth Funds
---------------------------------------------

Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*
New Europe Fund

---------------------------------------------
Value Funds
---------------------------------------------

Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

---------------------------------------------
Taxable Bond Funds
---------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

---------------------------------------------
Municipal Bond Funds
---------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

---------------------------------------------
Intermediate Municipal Bond Funds
---------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

---------------------------------------------
Closed-End Funds
---------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund.

**   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 43


NOTES




-------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO


ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672




[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


CBPSR0305



[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Bond Fund
U.S. Government Portfolio

U.S. Government
Fixed Income

Semi-Annual Report--March 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 25, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Bond Fund U.S. Government Portfolio (the "Portfolio") for the semi-annual reporting period ended March 31, 2005.

Investment Objective and Policies

This open-end fund seeks a high level of current income that is consistent with Alliance's determination of prudent investment risk. The Portfolio invests in U.S. government securities, repurchase agreements and forward contracts relating to U.S. government securities.

Investment Results

The table on page 4 shows the Portfolio's performance compared to its benchmark, the Lehman Brothers (LB) Government Index, which represents the U.S. Government bond market, for the six- and 12-month periods ended March 31, 2005. We have also included performance for the Lipper General U.S. Government Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Portfolio, although some may have different investment policies and sales and management fees.

The Portfolio's Class A Shares outperformed their benchmark during the six-month period ended March 31, 2005, but slightly underperformed the Lipper Average during the same time frame. The Portfolio's relative outperformance versus the benchmark was primarily due to the Portfolio's allocation to mortgages and mortgage-related securities, all of which outperformed the government-only benchmark. The Portfolio's shorter-than-benchmark duration during an environment of rising interest rates also contributed positively to the Portfolio's performance during the period under review.

Market Review and Investment Strategy

During the semi-annual reporting period, the U.S. Federal Reserve (the "Fed") continued to raise interest rates in increments of 25 basis points, taking the benchmark rate from 1.75% to 2.75%. However, unlike the second half of 2004, when the market's mood had been uncharacteristically sanguine in the context of rising rates, market sentiment soured late in the first quarter of 2005 and bond prices fell, especially in the intermediate part of the curve. Markets were rattled primarily by two concerns: the fear that official rate hikes could become more aggressive in 2005 and the fallout from General Motors' profit warning and potential ratings downgrade to below investment-grade. Late in the period, yields jumped after the Fed stated that inflation pressures had increased in recent months. Inflation fears were further stoked by sharply higher oil and commodities prices with crude oil reaching new highs. For the semi-annual period, the yield curve flattened significantly with short-term yields rising the most.

U.S. Treasury returns lagged most sectors of the market for the period. In absolute terms, the mortgage-backed sector was the best performer, posting a return of 1.14%, according to the LB Fixed Rate Mortgage Backed Securities Index. Although mortgages were also swept up in the March sell-off, for the period they benefited as convexity and


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 1


volatility concerns remained relatively benign, reflecting perceptions that refinancing activity will be more muted in the context of higher interest rates. Agency securities returned 0.16%, according to the Lehman Brothers U.S. Agency Index, as Government-sponsored enterprise (GSE) spreads were negatively impacted after regulators found that Fannie Mae would need to restate its earnings and cover a $9 billion capital shortfall due to accounting problems. The negative news, however, was offset somewhat as investors remained more focused on supportive technicals in the agency market such as limited supply and the belief that any legislative outcome will ultimately create better financial conditions for GSEs.

During the semi-annual period, the Portfolio was overweight in the mortgage sector in lieu of agency debt. This benefited the Portfolio in the first part of the semi-annual reporting period, as mortgages performed strongly. However, this was a drag on performance in the first quarter of 2005 as mortgages underperformed agencies due to extension and convexity risk. The Portfolio was underweight in the spread sectors in February and March which was a benefit to performance.

Duration management was a positive contributor to performance as the Portfolio benefited from the 45 basis point yield curve flattening between two- and 10-year Treasuries in the later part of the reporting period. Overall, effective duration of the Portfolio was also shorter than the benchmark in February and March as 10-year Treasury yields rose by 35 basis points.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Government Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is composed of the LB Treasury Index and the LB Agency Index. For the six- and 12-month periods ended March 31, 2005, the Lipper General U.S. Government Funds Average consisted of 183 and 182 funds, respectively. These funds have generally similar investment objectives to the Portfolio, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Portfolio.

A Word About Risk

Price fluctuations in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolio to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Investments in the Portfolio are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. Portfolio purchasers should understand that, in contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolio's prospectus.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 3


HISTORICAL PERFORMANCE
(continued from previous page)


THE PORTFOLIO VS. ITS BENCHMARK
PERIODS ENDED MARCH 31, 2005
                                                             Returns
                                                      -----------------------
                                                      6 Months      12 Months
-----------------------------------------------------------------------------
AllianceBernstein Bond Fund U.S.
Government Portfolio
  Class A                                               0.33%          0.19%
  Class B                                              -0.03%         -0.54%
  Class C                                              -0.03%         -0.54%
  Advisor Class                                         0.48%          0.51%
  Class R**                                             0.24%          0.01%
  Class K**                                            -0.24%*          n/a
  Class I**                                            -0.22%*          n/a

Lehman Brothers Government Index                        0.07%          0.11%

Lipper General U.S. Government Funds Average            0.36%          0.46%

*    Since Inception. The Class K and Class I share inception date is 3/1/05.




**   Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R shares is 11/3/03; the inception date for Class K and I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
-------------------------------------------------------------------------------
                                                 NAV Returns    SEC Returns
Class A Shares
1 Year                                                  0.19%         -4.02%
5 Years                                                 5.50%          4.59%
10 Years                                                5.59%          5.14%
SEC Yield**                                             3.65%

Class B Shares
1 Year                                                 -0.54%         -3.41%
5 Years                                                 4.72%          4.72%
10 Years(a)                                             5.14%          5.14%
SEC Yield **                                            3.10%

Class C Shares
1 Year                                                 -0.54%         -1.49%
5 Years                                                 4.75%          4.75%
10 Years                                                4.85%          4.85%
SEC Yield**                                             3.09%

Advisor Class Shares
1 Year                                                  0.51%
Since Inception*                                        5.50%
SEC Yield **                                            4.11%

Class R Shares#
1 Year                                                  0.01%
Since Inception*                                        2.80%
SEC Yield**                                             3.65%

Class K Shares#
Since Inception*                                       -0.24%
SEC Yield **                                            3.98%

Class I Shares#
Since Inception*                                       -0.22%
SEC Yield **                                            4.25%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
-------------------------------------------------------------------------------
Class A Shares
1 Year                                                                -4.02%
5 Years                                                                4.59%
10 Years                                                               5.14%

Class B Shares
1 Year                                                                -3.41%
5 Years                                                                4.72%
10 Years(a)                                                            5.14%

Class C Shares
1 Year                                                                -1.49%
5 Years                                                                4.75%
10 Years                                                               4.85%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* Inception Date: 10/6/00 for Advisor Class shares; 11/3/03 for Class R shares; 3/1/05 for Class K and Class I shares.

**   SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

#    Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R shares is 11/3/03; the inception date for Class K and I shares is 3/1/05.

     See Historical Performance disclosures on page 3.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 5


FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                    Beginning                       Ending
                  Account Value                  Account Value                   Expenses Paid
                 October 1, 2004                March 31, 2005                   During Period*
             -----------------------       -------------------------         -----------------------
              Actual    Hypothetical        Actual    Hypothetical**          Actual    Hypothetical
             --------   ------------       ---------  --------------         --------   ------------
Class A       $1,000       $1,000          $1,003.32    $1,018.55              $ 6.39       $ 6.44
Class B       $1,000       $1,000            $999.66    $1,014.91              $10.02       $10.10
Class C       $1,000       $1,000            $999.70    $1,015.01              $ 9.92       $10.00
Advisor
  Class       $1,000       $1,000          $1,004.78    $1,020.09              $ 4.85       $ 4.89
Class R       $1,000       $1,000          $1,002.42    $1,017.70              $ 7.24       $ 7.29
Class K#      $1,000       $1,000          $  997.59    $1,003.26              $ 0.85       $ 0.85
Class I#      $1,000       $1,000          $  997.78    $1,003.45              $ 0.66       $ 0.66


* Expenses are equal to the classes' annualized expense ratios of 1.28%, 2.01%, 1.99%, 0.97%, 1.45%, 1.03% and 0.80%, respectively, multiplied by the average account value over the period, multiply by the number of days in the period/365.

**   Assumes 5% return before expenses.

#    The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through March 31, 2005.


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


PORTFOLIO SUMMARY
March 31, 2005 (unaudited)


PORTFOLIO STATISTICS

Net Assets ($mil): $1,219.6


SECURITY TYPE BREAKDOWN*

[]  61.6%  U.S. Treasury Securities                     [PIE CHART OMITTED]
[]  16.1%  Federal National Mortgage Association
[]   8.4%  Collateralized Mortgage Obligations
[]   6.7%  Federal Home Loan Mortgage Corp.
[]   3.1%  Asset Backed Securities
[]   1.7%  Government National Mortgage Association
[]   1.5%  Stripped Mortgage Backed Securities
[]   0.3%  Collateralized Mortgage Backed Securities

[]   0.6%  Short-Term


* All data are as of March 31, 2005. The Portfolio's security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 7


PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

U.S. GOVERNMENT & GOVERNMENT
  SPONSORED AGENCY OBLIGATIONS-95.8%
U.S. Treasury Notes-36.5%
  2.375%, 8/15/06(a)*                         $ 151,000   $  148,469,542
  3.00%, 2/15/09*                                65,600       63,086,208
  3.25%, 1/15/09*                                28,600       27,791,163
  3.375%, 11/15/08*                              41,750       40,813,882
  3.625%, 1/15/10*                                7,010        6,842,146
  3.875%, 5/15/09*                               28,545       28,304,137
  4.00%, 6/15/09-2/15/14*                        69,500       67,685,830
  4.25%, 8/15/13*                                24,715       24,372,277
  4.75%, 5/15/14                                 37,610       38,315,188
                                                             ------------
                                                             445,680,373

U.S. Treasury Bonds-32.0%
  5.375%, 2/15/31*                               28,500       31,061,666
  6.25%, 8/15/23-5/15/30                         66,300       78,421,361
  6.375%, 8/15/27                                40,000       48,057,800
  7.125%, 2/15/23*                               45,000       57,002,355
  7.25%, 5/15/16                                 20,000       24,525,780
  7.50%, 11/15/16*                               48,000       60,180,000
  11.25%, 2/15/15                                20,000       30,629,680
  12.50%, 8/15/14                                45,150       60,044,217
                                                             ------------
                                                             389,922,859

Federal National Mortgage Association-17.9%
  2.90%, 10/25/42                                 2,858        2,846,886
  4.00%, 1/25/27                                  7,110        7,049,992
  4.50%, 4/25/13                                 11,401        1,122,336
  4.53%, 2/01/35                                  4,532        4,492,042
  4.585%, 11/01/34                               24,578       24,647,422
  4.60%, 4/01/35                                 13,506       13,430,655
  4.625%, 2/01/35                                 8,128        8,088,965
  5.00%, TBA                                     23,795       23,192,701
  5.00%, 9/25/23-10/25/33                        23,191       14,211,888
  5.50%, TBA                                     27,395       27,429,244
  5.50%, 6/25/31                                  4,456        4,498,008
  6.00%, 12/01/13-5/25/30                        17,412       17,872,212
  6.50%, 9/25/42-1/25/44                          8,090        8,405,773
  7.00%, 4/01/07-1/01/21                         45,437       47,377,617
  7.50%, 12/01/09-4/01/17                         5,812        6,083,997
  8.50%, 4/01/08                                    844          853,046
  9.00%, 8/01/21                                    360          377,265
  10.00%, 11/01/13-10/01/14                       4,714        5,089,166
  11.00%, 7/01/16                                   607          667,263
                                                             ------------
                                                             217,736,478


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.-7.4%
  4.47%, 4/01/35                                $ 7,666   $    7,570,618
  4.749%, 3/01/35                                10,232       10,188,707
  5.00%, 4/15/15-6/15/33                         66,807       56,090,055
  5.50%, 7/15/17                                 10,795       11,017,701
  6.50%, 3/15/28                                  3,474        3,598,794
  7.00%, 12/01/10                                 1,448        1,488,430
  8.00%, 9/01/11                                    805          822,357
                                                             ------------
                                                              90,776,662

Government National Mortgage Association-2.0%
Single Family Homes
  7.00%, 12/15/26                                 4,485        4,767,382
  7.50%, 12/15/14                                10,835       11,461,469
  8.00%, 3/15/12                                  5,017        5,280,074
  8.15%, 9/15/20                                    644          683,550
  9.00%, 12/15/09-12/15/19                        1,573        1,661,637
                                                             ------------
                                                              23,854,112

Total U.S. Government & Government
  Sponsored Agency Obligations
  (cost $1,170,584,061)                                    1,167,970,484

COLLATERALIZED MORTGAGE
  OBLIGATIONS-9.3%
Bank of America Funding Corp.
  Series 2004-C Cl.3A1
  5.203%, 12/20/34                                5,127        5,166,306
  Series 2004-B Cl.5A1
  5.24%, 11/20/34                                 5,559        5,594,877
Bear Stearns Trust
  Series 2004-11 Cl.2A3
  5.06%, 11/25/34                                 5,409        5,414,014
Countrywide Home Loans
  Series 2004-14 Cl.2A3
  4.79%, 8/25/34                                 11,825       11,837,889
  Series 2004-22 Cl.A1
  5.18%, 11/25/34                                 4,904        4,922,947
Master Adjustable Rate Mortgages Trust
  Series 2004-8 Cl.5A1
  4.788%, 8/25/34                                 5,114        5,125,068
Master Asset Securitization Trust
  Series 2004-9 Cl.3A1
  5.25%, 7/25/34                                  7,357        7,323,938
Merrill Lynch Mortgage Investors, Inc.
  Series 2005-A1 Cl.2A1
  4.66%, 12/25/34                                 5,893        5,840,864
MLCC Mortgage Investors, Inc.
  Series 2003-F Cl.A1
  3.17%, 10/25/28                                15,435       15,488,919


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 9


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

Morgan Stanley Mortgage Loan Trust
  Series 2004-8AR Cl.4A1
  5.446%, 10/25/34                             $  5,051   $    5,105,859
Residential Asset Mortgage Products, Inc.
  Series 2004-SL2 Cl.A2
  6.50%, 10/25/31                                 7,443        7,584,015
Residential Asset Securitization Trust
  Series 2003-A15 Cl.B2
  5.584%, 2/25/34                                 1,762        1,710,486
SASCO Net Interest Margin Trust
  Series 2004-9XS Cl.A
  5.25%, 5/28/34(b)                               2,575        2,558,911
Structured Asset Securities Corp.
  Series 2003-6A Cl.B3
  5.4989%, 3/25/33                                3,085        3,046,932
  Series 2002-3 Cl.B3
  6.50%, 3/25/32                                  3,431        3,443,702
Washington Mutual MSC Mortgage Pass-Through
  Series 2002-MS12 Cl.A
  6.50%, 5/25/32                                  6,652        6,743,354
Wells Fargo Mortgage Backed Securities Trust
  Series 2005-AR2 Cl.2A1
  4.57%, 3/25/35                                  6,074        6,023,345
  Series 2004-W Cl.A1
  4.62%, 11/25/34                                 5,017        4,976,570
  Series 2004-1Cl.A29
  5.50%, 2/25/34                                  5,412        5,426,754

Total Collateralized Mortgage Obligations
  (cost $114,366,893)                                        113,334,750

ASSET BACKED SECURITIES-3.4%
Fixed Rate-0.6%
Countrywide Asset-Backed Certificates
  Series 2004-2N Cl.N1
  5.00%, 2/25/35(b)                               2,268        2,273,909
Residential Asset Mortgage Products, Inc.
  Series 2004-SP2 Cl.A21
  6.00%, 1/25/32                                  5,625        5,673,886
                                                             ------------
                                                               7,947,795

Adjustable Rate-2.8%
Bayview Financial Acquisition Trust
  Series 2003-E Cl.A
  3.17%, 10/28/34                                12,115       12,152,874
Long Beach Mortgage Loan Trust
  Series 2003-1 Cl.M2
  4.90%, 3/25/33                                  6,465        6,583,851
Winston Funding, Ltd.
  Series 2003-1 Cl.A2
  3.60%, 4/23/09(b)                              15,000       15,046,950
                                                             ------------
                                                              33,783,675


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

Total Asset Backed Securities
  (cost $41,725,999)                                      $   41,731,470

STRIPPED MORTGAGE BACKED
  SECURITIES-1.7%
Credit Suisse First Boston Mortgage
  Series 2001-CK3 Cl.AX
  1.00%, 6/15/34(b)                           $  37,438        1,826,974
  Series 2004-R2 Cl.A1
  5.24%, 12/28/33(b)                              4,598        4,310,014
Morgan Stanley Capital I
  Series 2003-IQ4 Cl.X1
  .12%, 5/15/40(b)                               99,857        3,984,296
Mortgage Capital Funding, Inc.
  Series 1996-MC2 Cl.X
  2.03%, 12/21/26                                43,807        1,211,696
Prudential Securities Secured Financing Corp.
  Series 1999-NRF1 Cl.AEC
  .53%, 11/01/31(b)                             299,883        9,146,429

Total Stripped Mortgage Backed Securities
  (cost $20,336,676)                                          20,479,409

COMMERCIAL MORTGAGE BACKED
  SECURITIES-0.3%
Commercial Mortgage Acceptance Corp.
  Series 1997-ML1 Cl.A2
  6.53%, 12/15/30
  (cost $3,673,547)                               3,575        3,613,616

SHORT-TERM INVESTMENTS-0.7%
U.S. Government & Government Sponsored
  Agency Obligations-0.5%
Federal Home Loan Bank
  zero coupon, 4/01/05                            6,200        6,200,000
U.S. Treasury Bill-0.2%
  zero coupon, 5/26/05(c)                         2,000        1,992,010

Total Short-Term Investments
  (amortized cost $8,192,010)                                  8,192,010

Total Investments Before Security Lending Collateral
  (cost $1,358,879,186)                                    1,355,321,739

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED-32.7%
Short-Term Investments
ASB Bank
  2.862%, 5/09/05                                20,900       20,810,653
Concord
  2.746%, 4/11/05                                50,000       49,897,250


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 11

                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------

Federal Home Loan Bank
  1.27%-1.35%, 4/26/05-4/29/05                 $ 32,500      $32,500,000
Galaxy Funding
  2.840%, 4/01/05                                 7,000        6,999,448
Giro Multi Funding Corp.
  2.757%, 4/15/05                                27,187       27,122,620
Goldman Sachs
  2.803%-2.929%, 4/08/05-12/02/05                65,000       64,953,333
Gotham Funding
  2.774%, 4/05/05                                20,130       20,099,022
Morgan Stanley
  2.68%-2.89%, 4/19/05-12/13/05                  45,000       45,000,000
Scaldis Capital
  2.757%, 4/15/05                                50,000       49,881,597
Societe Generale
  2.72%, 5/03/05                                 50,000       50,000,000
Windmill Funding
  2.754%, 4/04/05                                30,000       29,956,458
                                                             ------------
                                                             397,220,381

                                                 Shares
                                              ------------

UBS Private Money Market Fund, LLC
  2.65%                                       1,808,003        1,808,003

Total Investment of Cash Collateral for
  Securities Loaned
  (cost $399,028,384)                                        399,028,384

Total Investments-143.9%
  (cost $1,757,907,570)                                    1,754,350,123
Other assets less liabilities-(43.9%)                       (534,799,261)

Net Assets-100%                                           $1,219,550,862



FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                              Value at
                 Number of    Expiration       Original       March 31,       Unrealized
Type             Contracts         Month        Value            2005        Appreciation
-----------------------------------------------------------------------------------------
Interest Rate
  Swap 10 Yr
  Future            755        June 2005      81,695,556      81,374,844      $320,712
U.S. Treasury
  Bond 30 Yr
  Future            223        June 2005      25,058,532      24,836,625       221,907
                                                                              ---------
                                                                              $542,619


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker                     Interest Rate    Maturity        Amount
-------------------------------------------------------------------------------
Greenwich Capital Markets       2.70%       04/05/05     $44,334,973



* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Positions, or portions thereof, with an aggregate market value of $44,245,890 have been segregated to collateralize reverse repurchase agreements.

(b) Security exempt from Registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2005, the aggregate market value of these securities amounted to $39,147,483 representing 3.2% of net assets.

(c) Position, or a portion thereof, with a market value of $1,992,010 has been segregated to collateralize margin requirements for open futures contracts.

     Glossary:

     TBA-(To Be Assigned)-Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 13


STATEMENT OF ASSETS & LIABILITIES
March 31, 2005 (unaudited)


Assets
Investments in securities, at value (cost $1,757,907,570--
  including investment of cash collateral for securities
  loaned of $399,028,384)                                     $1,754,350,123(a)
Receivable for investment securities sold                        114,448,551
Interest receivable                                               10,683,128
Receivable for capital stock sold                                  4,915,826
Total assets                                                   1,884,397,628

Liabilities
Due to custodian.                                                    384,172
Payable for collateral received on securities loaned             399,028,384
Payable for investment securities purchased                      209,275,689
Payable for reverse repurchase agreement                          44,334,973
Payable for capital stock redeemed                                 7,756,193
Advisory fee payable                                               1,376,882
Dividends payable                                                  1,308,065
Payable for variation margin on futures contracts                    578,000
Distribution fee payable                                             384,154
Transfer Agent fee payable                                            72,988
Accrued expenses                                                     347,266
Total liabilities                                                664,846,766
Net Assets                                                    $1,219,550,862

Composition of Net Assets
Capital stock, at par                                         $      174,685
Additional paid-in capital                                     1,367,264,105
Distributions in excess of net investment income                 (12,610,931)
Accumulated net realized loss on investment
  transactions                                                  (132,260,720)
Net unrealized depreciation of investments                        (3,016,277)
                                                              $1,219,550,862


Calculation of Maximum Offering Price

                                                       Net Asset Value and:
                                                     ------------------------      Maximum
                                    Shares           Offering      Redemption      Offering
Class             Net Assets      Outstanding         Price          Price          Price*
-------------------------------------------------------------------------------------------
A                 $576,115,241     82,569,783             --          $6.98          $7.29
B                 $177,294,129     25,412,409          $6.98             --             --
C                 $ 92,070,978     13,177,325          $6.99             --             --
Advisor           $374,033,135     53,519,680          $6.99          $6.99             --
R                 $     17,405      2,494.324          $6.98          $6.98             --
K                 $     10,037      1,438.722          $6.98          $6.98             --
I                 $      9,937      1,424.501          $6.98          $6.98             --


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

(a)  Includes securities on loan with a value of $389,969,901 (see Note E).

     See notes to financial statements.


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)


Investment Income
Interest                                                        $ 32,490,243

Expenses
Advisory fee                                     2,686,887
Distribution fee--Class A                          901,084
Distribution fee--Class B                        1,035,362
Distribution fee--Class C                          497,655
Distribution fee--Class R                               42
Distribution fee--Class K                                2
Transfer agency                                  1,251,788
Custodian                                          144,465
Printing                                            54,639
Administrative                                      43,927
Registration fees                                   41,811
Audit                                               32,382
Legal                                               25,257
Directors' fees                                     11,867
Miscellaneous                                       16,380
Total expenses before interest expense           6,743,548
Interest expense                                 1,642,809
Total expenses                                   8,386,357
Less: expense offset arrangement
  (see Note B)                                      (1,597)
Net expenses                                                       8,384,760
Net investment income                                             24,105,483

Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                                         (6,572,978)
  Futures Contracts                                                1,542,583
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                    (17,283,173)
  Futures Contracts.                                               1,094,404
Net loss on investment transactions                              (21,219,164)

Net Increase in Net Assets
  from Operations                                               $  2,886,319


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 15


STATEMENT OF CHANGES IN NET ASSETS


                                          Six Months Ended        Year Ended
                                            March 31, 2005      September 30,
                                               (unaudited)              2004
                                           ----------------  ----------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                       $   24,105,483    $   54,518,687
Net realized loss on investment
  transactions                                  (5,030,395)      (21,127,257)
Net change in unrealized
  appreciation/depreciation
  of investments                               (16,188,769)       (6,138,651)
Net increase in net assets
  from operations                                2,886,319        27,252,779

Dividends to Shareholders from
Net investment income
  Class A                                      (13,134,724)      (32,446,874)
  Class B                                       (3,788,963)      (11,746,705)
  Class C                                       (1,817,124)       (4,996,461)
  Advisor Class                                 (7,049,489)      (11,309,550)
  Class R                                             (350)             (529)
  Class K                                              (33)               -0-
  Class I                                              (35)               -0-

Capital Stock Transactions
Net increase (decrease)                         32,413,685      (338,594,406)
Total increase (decrease)                        9,509,286      (371,841,746)

Net Assets
Beginning of period                          1,210,041,576     1,581,883,322
End of period (including distributions
  in excess of net investment income
  of ($12,610,931) and
  ($10,925,696), respectively)              $1,219,550,862    $1,210,041,576


See notes to financial statements.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2005 (unaudited)


Increase (Decrease) in Cash from
Operating Activities:
Interest and dividends received
  (includes accretion of discount and
  amortization of premium of $2,438,161)   $    36,891,956
Interest expense paid                           (1,572,121)
Operating expenses paid                         (6,813,658)
Net increase in cash from
operating activities                                         $    28,506,177

Investing Activities:
Purchases of long-term investments          (1,417,291,190)
Proceeds from disposition of
  long-term investments                      1,564,962,127
Proceeds from disposition of short-term
  investments, net                              53,543,341
Decrease in collateral for
  securities loaned                            (55,605,873)
Variation margin received on
  futures contracts                              2,012,987
Net decrease in cash from
  investing activities                                           147,621,392

Financing Activities*:
Cash dividends paid                             (6,407,938)
Subscriptions of capital stock, net             14,072,488
Cash collateral received from
  securities lending                                     -
Proceeds from reverse
  repurchase agreements                       (184,667,103)
Net increase in cash from
  financing activities                                          (177,002,553)
Net decrease in cash                                                (874,984)
Cash at beginning of period                                          490,812
Cash at end of period                                         $     (384,172)

-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net
Assets from Operations to Net Increase
in Cash from Operating Activities:
Net increase in net assets from
  operations                                                 $     2,886,319

Adjustments:
Decrease in interest and
  dividends receivable                     $     2,034,240
Accretion of bond discount and
  amortization of bond premium                   2,438,161
Decrease in accrued expenses                       (71,707)
Net realized loss on investment
  transactions                                   5,030,395
Net change in unrealized
  appreciation/depreciation of
  investments                                   16,188,769
Total adjustments                                                 25,619,858
Net increase in cash from operating
  activities                                                 $    28,506,177


* Non-cash financing activities not included herein consist of reinvestment of dividends.

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 17


NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: the Corporate Bond Portfolio, the Quality Bond Portfolio and the U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the U.S. Government Portfolio. The U.S. Government Portfolio (the "Portfolio") offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for Federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 19


3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio accretes discounts and amortizes premiums as adjustments to interest income.

4. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro rata basis by each settled class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R, Class K, Class I and Advisor Class shares. Advisor Class and Class I shares have no distribution fees.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.


NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at a quarterly of .15% (approximately .60% on an annual basis) of the first $500 million of the Portfolio's net assets and .125% (approximately .50% on an annual basis) of it net assets over $500 million, valued on the last business day of the previous quarter. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the Portfolio's net assets valued on the last business day of the previous quarter. The fee is accrued daily and paid monthly.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $43,927 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended March 31, 2005.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $827,621 for the six months ended March 31, 2005.

For the six months ended March 31, 2005, the Portfolio's expenses were reduced by $1,597 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio's shares. The Distributor has advised the Portfolio that it has retained front-end sales charges of $5,308 from the sales of Class A shares and received $5,244, $102,457 and $3,198 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2005.


NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of 1% of the Portfolio's average daily net assets attributable to Class R shares and .25% of the Portfolio's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $3,271,598, and $6,024,809, $307 and $0 for Class B and Class C, Class R and Class K shares, respectively; such costs may be recovered from the Portfolio in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Dis-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 21


tributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2005, were as follows:

                                              Purchases           Sales
                                            --------------    --------------
Investment securities (excluding
  U.S. government securities)               $   45,371,442    $   43,248,730
U.S. government securities                   1,437,674,379     1,450,038,561


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding future contracts) are as follows:

Gross unrealized appreciation                                   $ 13,053,953
Gross unrealized depreciation                                    (16,611,400)
Net unrealized depreciation                                     $ (3,557,447)

1. Financial Futures Contracts

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Swap Agreements

The Portfolio may enter into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a spec-


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


ified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

3. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 23


amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security at a price different from the current market value.

4. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended March 31, 2005, the average amount of reverse repurchase agreements outstanding was $157,956,185 and the daily weighted average annualized interest rate was 2.06%.

5. Dollar Rolls

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio's simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques and may be considered to be borrowings by the Portfolio. For the six months ended March 31, 2005, the Portfolio earned drop income of $1,147,142 which is included in interest income in the accompanying statement of operations.

NOTE E

Securities Lending

The Portfolio has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the"Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Portfolio in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of March 31, 2005, the Portfolio had loaned securities with a value of $389,969,901 and received cash collateral which was invested in short-term securities valued at $399,028,384 as included in the accompanying portfolio of investments. For the six months ended March 31, 2005, the Portfolio earned fee income of $127,343 which is included in interest income in the accompanying statement of operations.


NOTE F

Capital Stock

There are 21,000,000,000 shares of $.001 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                              Shares                          Amount
                   ---------------------------   ------------------------------
                  Six Months Ended  Year Ended   Six Months Ended  Year Ended
                    March 31, 2005 September 30, March 31, 2005   September 30,
                     (unaudited)       2004        (unaudited)        2004
                    ------------  ------------   --------------  --------------
Class A
Shares sold           1,613,689     4,218,101    $   6,552,806   $  30,146,844
Shares issued in
  reinvestment of
  dividends           1,230,629     2,862,366        8,710,281      20,389,259
Shares converted
  from Class B        2,244,610     2,905,427       20,665,943      20,665,943
Shares redeemed     (10,573,909)  (33,589,991)     (74,774,433)   (239,197,202)
Net decrease         (5,484,981)  (23,604,097)   $ (38,845,403)  $(167,995,156)

Class B
Shares sold             640,329     2,167,866    $   4,534,103   $  15,470,284
Shares issued in
  reinvestment of
  dividends             386,434     1,094,395        2,735,841       7,799,846
Shares converted
  to Class A         (2,244,613)   (2,905,568)     (20,665,943)    (20,665,943)
Shares redeemed      (5,688,943)  (22,962,538)     (35,373,943)   (163,696,608)
Net decrease         (6,906,793)  (22,605,845)   $ (48,769,942)  $(161,092,421)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 25


                               Shares                          Amount
                    ---------------------------   ------------------------------
                   Six Months Ended  Year Ended   Six Months Ended  Year Ended
                     March 31, 2005 September 30, March 31, 2005   September 30,
                      (unaudited)       2004        (unaudited)        2004
                     ------------  ------------   --------------  --------------
Class C
Shares sold              348,130     1,313,208    $   2,467,983   $   9,368,581
Shares issued in
  reinvestment of
  dividends              169,345       441,096        1,200,536       3,147,594
Shares redeemed       (2,365,939)   (9,733,170)     (16,755,949)    (69,513,844)
Net decrease          (1,848,464)   (7,978,866)   $ (13,087,430)  $ (56,997,669)

Advisor Class
Shares sold           18,442,583     6,165,460    $ 130,304,706   $  40,040,465
Shares issued in
  reinvestment of
  dividends              982,835     1,574,981        6,959,403      11,224,484
Shares redeemed         (589,772)   (1,096,014)      (4,169,308)     (7,790,298)
Net increase          18,835,646     6,644,427    $ 133,094,801   $  43,474,651

                                   November 13,                   November 13,
                   Six Months Ended  2003(a) to Six Months Ended    2003(a) to
                     March 31, 2005 September 30, March 31, 2005   September 30,
                      (unaudited)       2004        (unaudited)        2004
                     ------------  ------------   --------------  --------------
Class R
Shares sold                  207         2,258    $       1,465    $     16,074
Shares issued in
  reinvestment of
  dividends                   20            16              143             115
Shares redeemed               (7)                           (49)
Net increase                 220         2,274    $       1,559   $      16,189

                       March 1,                      March 1,
                      2005(a) to                    2005(a) to
                    March 31, 2005                March 31, 2005
                     (unaudited)                    (unaudited)
                     ------------                 --------------
Class K
Shares sold                1,439                  $      10,100
Net increase               1,439                  $      10,100

Class I
Shares sold                1,425                  $      10,000
Net increase               1,425                  $      10,000


(a)  Commencement of distribution.


NOTE G

Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") to provide short-term financing if necessary, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended March 31, 2005.


NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003 were as follows:

                                             Year Ended         July 1, 2003 to
                                            September 30,        September 30,
                                                2004                 2003*
                                           --------------        -------------
Distributions paid from:
  Ordinary income                            $60,500,119           $18,227,208
Total taxable distributions                   60,500,119            18,227,208
  Tax return of capital                              -0-                   -0-
Total distributions paid                     $60,500,119            18,227,208

* The Portfolio changed its fiscal year end from June 30 to September 30.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 27


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $(127,782,109)(a)
Undistributed ordinary income                                          6,308,665
Unrealized appreciation/(depreciation)                            (1,978,596)(b)
Total accumulated earnings/(deficit)                              $(123,452,040)

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $101,712,769 (of which $5,207,456 and $21,956,032 were attributable to the purchase of net assets of Alliance Limited Maturity Government Income Fund, Inc. and Alliance Mortgage Securities Income Fund, Inc., respectively, by the Portfolio in December of 2000), of which $6,928,773 expires in the year 2005, $16,083,708 expires in the year 2006, $48,732,137 expires in the year 2007, $6,470,420 expires in the year 2008 and $23,497,731 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, $51,265,670 of capital loss carryforward expired and $563,851 was utilized. Based on certain provision in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Alliance Limited Maturity Government, Inc. may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2004, the Portfolio deferred to October 1, 2004 post-October capital losses of $26,068,744. For the year ended September 30, 2004, the Portfolio deferred losses on straddles of $596.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the difference between book and tax amortization methods for premium and the realization for tax purposes of unrealized gains(losses) on certain derivative instruments.


NOTE J

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the
"Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

    (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 29


to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 31


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Class A
                                  ----------------------------------------------------------------------------------
                                  Six Months                       July 1,
                                     Ended            Year          2003
                                  March 31,          Ended           to                   Year Ended June 30,
                                     2005           Sept. 30,     Sept. 30,     ------------------------------------
                                  (unaudited)         2004         2003(a)        2003          2002(b)        2001
                                  -----------      ----------    ----------     --------      ---------     --------
Net asset value,
  beginning of period                  $7.11         $7.27         $7.49          $7.21         $7.14         $6.99
Income From Investment
  Operations
Net investment income(c)                 .14        .30(d)           .06            .27           .37           .47
Net realized and unrealized
  gain (loss) on investment
  transactions                         (.12)         (.13)         (.20)            .35           .13           .17
                                  -----------      ----------    ----------     --------      ---------     --------
Net increase (decrease) in net asset
  value from operations                  .02           .17         (.14)            .62           .50           .64
                                  -----------      ----------    ----------     --------      ---------     --------
Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.15)        (.33)         (.08)          (.34)         (.37)         (.47)
Distributions in excess of
  net investment income                   -0-          -0-           -0-            -0-         (.03)         (.01)
Tax return of capital                     -0-          -0-           -0-            -0-         (.03)         (.01)
                                  -----------      ----------    ----------     --------      ---------     --------
Total dividends and distributions       (.15)        (.33)         (.08)          (.34)         (.43)         (.49)
                                  -----------      ----------    ----------     --------      ---------     --------
Net asset value, end of period          $6.98        $7.11         $7.27          $7.49         $7.21         $7.14
                                  -----------      ----------    ----------     --------      ---------     --------
Total Return
Total investment return based
  on net asset value(e)                  .33%        2.49%       (1.80)%          8.82%         7.11%         9.30%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $576,115     $626,183      $811,376       $889,115      $865,739      $884,574
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                   1.28%(f)        1.34%      1.18%(f)          1.10%         1.23%         2.11%
  Expenses, before waivers/
    reimbursements                   1.28%(f)        1.39%      1.18%(f)          1.10%         1.23%         2.11%
  Expenses, before waivers/
    reimbursements, excluding
    interest expense                 1.00%(f)        1.10%      1.11%(f)          1.09%         1.09%         1.13%
  Net investment income              4.10%(f)     4.23%(d)      3.43%(f)          3.64%         5.15%         6.57%
Portfolio turnover rate                  103%         150%          241%           976%        1,009%          712%


See footnote summary on page 39.


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Class B
                                  ----------------------------------------------------------------------------------
                                  Six Months                       July 1,
                                     Ended            Year          2003
                                   March 31,         Ended           to                   Year Ended June 30,
                                     2005           Sept. 30,     Sept. 30,     ------------------------------------
                                  (unaudited)         2004         2003(a)        2003          2002(b)        2001
                                  -----------      ----------    ----------     --------      ---------     --------
Net asset value,
  beginning of period                  $7.11         $7.27         $7.49          $7.21         $7.14         $7.00
                                  -----------      ----------    ----------     --------      ---------     --------
Income From Investment
  Operations
Net investment income(c)                 .12        .25(d)           .05            .22           .32           .42
Net realized and unrealized
  gain (loss) on investment
  transactions                         (.12)         (.13)         (.20)            .35           .13           .16
                                  -----------      ----------    ----------     --------      ---------     --------
Net increase (decrease) in net asset
  value from operations                  -0-           .12         (.15)            .57           .45           .58
                                  -----------      ----------    ----------     --------      ---------     --------
Less: Dividends and
  Distributions
Dividends from net investment
  income                               (.13)         (.28)         (.07)          (.29)         (.32)         (.42)
Distributions in excess of
  net investment income                  -0-           -0-           -0-            -0-         (.03)         (.01)
Tax return of capital                    -0-           -0-           -0-            -0-         (.03)         (.01)
                                  -----------      ----------    ----------     --------      ---------     --------
Total dividends and distributions      (.13)         (.28)         (.07)          (.29)         (.38)         (.44)
                                  -----------      ----------    ----------     --------      ---------     --------
Net asset value, end of period         $6.98         $7.11         $7.27          $7.49         $7.21         $7.14
                                  -----------      ----------    ----------     --------      ---------     --------
Total Return
Total investment return based
  on net asset value(e)               (.03)%        1.74%        (1.98)%          8.07%         6.36%         8.39%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $177,294      $229,823      $399,040       $495,606      $400,221      $276,308
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                  2.01%(f)         2.07%      1.90%(f)          1.82%         1.93%         2.90%
  Expenses, before waivers/
    reimbursements                  2.01%(f)         2.13%      1.90%(f)          1.82%         1.93%         2.90%
  Expenses, before waivers/
    reimbursements, excluding
    interest expense                1.73%(f)         1.83%      1.83%(f)          1.81%         1.80%         1.83%
  Net investment income             3.38%(f)      3.55%(d)      2.75%(f)          2.95%         4.41%          .95%
Portfolio turnover rate                 103%          150%          241%           976%        1,009%          712%



See footnote summary on page 39.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 33



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Class C
                                  ----------------------------------------------------------------------------------
                                  Six Months                       July 1,
                                     Ended            Year          2003
                                   March 31,         Ended           to                   Year Ended June 30,
                                     2005           Sept. 30,     Sept. 30,     ------------------------------------
                                  (unaudited)         2004         2003(a)        2003          2002(b)        2001
                                  -----------      ----------    ----------     --------      ---------     --------
Net asset value,
  beginning of period                  $7.12         $7.28         $7.50          $7.22         $7.15         $7.00
                                  -----------      ----------    ----------     --------      ---------     --------
Income From Investment
  Operations
Net investment income(c)                 .12        .25(d)           .05            .22           .32           .43
Net realized and unrealized
  gain (loss) on investment
  transactions                         (.12)         (.13)         (.20)            .35           .13           .16
                                  -----------      ----------    ----------     --------      ---------     --------
Net increase (decrease) in net asset
  value from operations                  -0-           .12         (.15)            .57           .45           .59
                                  -----------      ----------    ----------     --------      ---------     --------
Less: Dividends and
  Distributions
Dividends from net investment
  income                               (.13)         (.28)         (.07)          (.29)         (.32)         (.43)
Distributions in excess of
  net investment income                  -0-           -0-           -0-            -0-         (.03)         (.01)
Tax return of capital                    -0-           -0-           -0-            -0-         (.03)           -0-
                                  -----------      ----------    ----------     --------      ---------     --------
Total dividends and distributions      (.13)         (.28)         (.07)          (.29)         (.38)         (.44)
                                  -----------      ----------    ----------     --------      ---------     --------
Net asset value, end of period         $6.99         $7.12         $7.28          $7.50         $7.22         $7.15
                                  -----------      ----------    ----------     --------      ---------     --------
Total Return
Total investment return based
  on net asset value(e)               (.03)%         1.73%       (1.98)%          8.06%         6.35%         8.54%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $92,071      $107,003      $167,359       $204,006      $202,030      $169,213
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                  1.99%(f)         2.06%      1.89%(f)          1.81%         1.93%         2.89%
  Expenses, before waivers/
    reimbursements                  1.99%(f)         2.11%      1.89%(f)          1.81%         1.93%         2.89%
  Expenses, before waivers/
    reimbursements, excluding
    interest expense                1.72%(f)         1.82%      1.83%(f)          1.80%         1.79%         1.83%
  Net investment income             3.38%(f)      3.56%(d)      2.76%(f)          2.96%         4.42%         5.94%
Portfolio turnover rate                 103%          150%          241%           976%        1,009%          712%


See footnote summary on page 39.


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Advisor Class
                                  ----------------------------------------------------------------------------------
                                  Six Months                       July 1,
                                     Ended            Year          2003              Year Ended            October 6,
                                   March 31,         Ended           to                 June 30,              2000(g)
                                     2005           Sept. 30,     Sept. 30,     -----------------------       June 30
                                  (unaudited)         2004         2003(a)        2003          2002(b)        2001
                                  -----------      ----------    ----------     --------      ---------     --------
Net asset value,
  beginning of period                  $7.12         $7.28         $7.50          $7.21         $7.14         $7.05
                                  -----------      ----------    ----------     --------      ---------     --------
Income From Investment
  Operations
Net investment income(c)                 .15        .32(d)           .07            .29           .39           .34
Net realized and unrealized
  gain (loss) on investment
  transactions                         (.12)         (.12)         (.20)            .37           .13           .12
                                  -----------      ----------    ----------     --------      ---------     --------
Net increase (decrease) in
  net asset value
  from operations                        .03           .20         (.13)            .66           .52           .46
                                  -----------      ----------    ----------     --------      ---------     --------
Less: Dividends and
  Distributions
Dividends from net investment
  income                               (.16)         (.36)         (.09)          (.37)         (.39)         (.34)
Distributions in excess of
  net investment income                  -0-           -0-           -0-            -0-         (.03)         (.02)
Tax return of capital                    -0-           -0-           -0-            -0-         (.03)         (.01)
                                  -----------      ----------    ----------     --------      ---------     --------
Total dividends and distributions      (.16)         (.36)         (.09)          (.37)         (.45)         (.37)
                                  -----------      ----------    ----------     --------      ---------     --------
Net asset value, end of period         $6.99         $7.12         $7.28          $7.50         $7.21         $7.14
                                  -----------      ----------    ----------     --------      ---------     --------
Total Return
Total investment return based
  on net asset value(e)                 .48%         2.82%       (1.72)%          9.29%         7.41%         6.65%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $374,033      $247,020      $204,108       $197,649      $177,834       $27,154
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                   .97%(f)         1.02%       .89%(f)           .81%          .89%      1.38%(f)
  Expenses, before waivers/
    reimbursements                   .97%(f)         1.08%       .89%(f)           .81%          .89%      1.38%(f)
  Expenses, before waivers/
    reimbursements, excluding
    interest expense                 .70%(f)          .79%       .81%(f)           .80%          .81%       .81%(f)
  Net investment income             4.33%(f)      4.52%(d)      3.72%(f)          3.96%         5.41%      6.74%(f)
Portfolio turnover rate                 103%          150%          241%           976%        1,009%          712%


See footnote summary on page 39.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 35


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                  Class R
                                                                       ---------------------------
                                                                         Six Months    November 3,
                                                                              Ended     2003(g) to
                                                                     March 31, 2005      Sept. 30,
                                                                         (unaudited)       2004
                                                                         ----------     --------
Net asset value, beginning of period                                        $7.11          $7.14
                                                                         ----------     --------
Income From Investment Operations
Net investment income(c)                                                      .14         .26(d)
Net realized and unrealized gain (loss) on investment transactions          (.12)            .00
                                                                         ----------     --------
Net increase in net asset value from operations                               .02            .26
                                                                         ----------     --------
Less: Dividends
Dividends from net investment income                                        (.15)          (.29)
                                                                         ----------     --------
Net asset value, end of period                                              $6.98          $7.11
                                                                         ----------     --------
Total Return
Total investment return based on net asset value(e)                          .24%          3.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                                     $17            $16
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                                1.45%          1.48%
  Expenses, before waivers/reimbursements(f)                                1.45%          1.54%
  Expenses, before waivers/reimbursements, excluding
    interest expense(f)                                                     1.18%          1.27%
  Net investment income(f)                                                  3.91%       4.08%(d)
Portfolio turnover rate                                                      103%           150%

See footnote summary on page 39.


-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                                        Class K
                                                                                   ---------------
                                                                                          March 1,
                                                                                        2005(g) to
                                                                                    March 31, 2005
                                                                                       (unaudited)
                                                                                    --------------
Net asset value, beginning of period                                                        $7.02
                                                                                    --------------
Income From Investment Operations
Net investment income(c)(d)                                                                   .02
Net realized and unrealized gain on investment transactions                                 (.04)
                                                                                    --------------
Net increase in net asset value from operations                                             (.02)
                                                                                    --------------
Less: Dividends
Dividends from net investment income                                                        (.02)
                                                                                    --------------
Net asset value, end of period                                                              $6.98
                                                                                    --------------
Total Return
Total investment return based on net asset value(e)                                        (.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                                                     $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                                                1.03%
  Expenses, before waivers/reimbursements, excluding interest expense(f)                     .79%
  Net investment income(f)                                                                  3.76%
Portfolio turnover rate                                                                      103%


See footnote summary on page 39.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 37


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                                                        Class I
                                                                                   ---------------
                                                                                          March 1,
                                                                                        2005(g) to
                                                                                    March 31, 2005
                                                                                       (unaudited)
                                                                                    --------------
Net asset value, beginning of period                                                        $7.02
                                                                                    --------------
Income From Investment Operations
Net investment income(c)(d)                                                                   .02
Net realized and unrealized gain on investment transactions                                 (.04)
                                                                                    --------------
Net increase in net asset value from operations                                             (.02)
                                                                                    --------------
Less: Dividends
Dividends from net investment income                                                        (.02)
                                                                                    --------------
Net asset value, end of period                                                              $6.98
                                                                                    --------------
Total Return
Total investment return based on net asset value(e)                                        (.22)%
Ratios/Supplemental Data
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                                                 .80%
  Expenses, before waivers/reimbursements,
    excluding interest expense(f)                                                            .56%
  Net investment income(f)                                                                  3.99%
Portfolio turnover rate                                                                      103%



See footnote summary on page 39.


-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


(a)  The Portfolio changed its fiscal year end from June 30 to September 30.

(b) As required, effective July 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized gain on investment transactions per share by $.03, and decrease the ratio of net investment income to average net assets from 5.56% to 5.15% for Class A, from 4.82% to 4.41% for Class B, from 4.83% to 4.42% for Class C and from 5.81% to 5.41% for Advisor Class. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(c)  Based on average shares outstanding.

(d)  Net of expenses waived and reimbursed by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distribution.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 39


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Jeffrey S. Phlegar, Vice President
Kewjin Yuoh(2), Vice President
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller
Mark R. Manley, Secretary

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

(2) The U.S. Investment Grade: Structured Asset Team is primarily responsible for the day-to-day management of the Portfolio's investment portfolio.


-------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO


ALLIANCEBERNSTEIN FAMILY OF FUNDS


---------------------------------------------
Wealth Strategies Funds
---------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

---------------------------------------------
Blended Style Funds
---------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

---------------------------------------------
Growth Funds
---------------------------------------------

Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*
New Europe Fund

---------------------------------------------
Value Funds
---------------------------------------------

Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

---------------------------------------------
Taxable Bond Funds
---------------------------------------------

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

---------------------------------------------
Municipal Bond Funds
---------------------------------------------

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

---------------------------------------------
Intermediate Municipal Bond Funds
---------------------------------------------

Intermediate California
Intermediate Diversified
Intermediate New York

---------------------------------------------
Closed-End Funds
---------------------------------------------

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 41


ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672



[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management



(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


USGSR0305


ITEM 2.     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.     EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.     DESCRIPTION OF EXHIBIT

   11 (b) (1)  Certification of Principal Executive Officer Pursuant to
               Section 302 of the Sarbanes-Oxley Act of 2002

   11 (b) (2)  Certification of Principal Financial Officer Pursuant to
               Section 302 of the Sarbanes-Oxley Act of 2002

   11 (c)      Certification of Principal Executive Officer and
               Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:     /s/ Marc O. Mayer
        -----------------
            Marc O. Mayer
            President

Date:    May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------
            Marc O. Mayer
            President

Date:    May 27, 2005

By:     /s/ Mark D. Gersten
        -------------------
            Mark D. Gersten
            Treasurer and Chief Financial Officer

Date:    May 27, 2005